UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Chase Growth Fund
Class N | CHASX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$54	1.10%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$77,715,293
Number of Holdings	39
Portfolio Turnover	64%
Visit https://chasegrowthfund.com/#literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Meta Platforms, Inc.	4.4%
NVIDIA Corp.	4.2%
Berkshire Hathaway, Inc.	3.9%
Bank of New York Mellon Corp.	3.8%
Invesco STIT Treasury Portfolio	3.6%
Gen Digital, Inc.	3.5%
eBay, Inc.	3.3%
McKesson Corp.	3.3%
Carpenter Technology Corp.	3.2%
Labcorp Holdings, Inc.	3.2%

Top Sectors	(%)
Financials	25.1%
Information Technology	22.0%
Health Care	12.7%
Communication Services	7.9%
Consumer Discretionary	7.9%
Industrials	6.6%
Energy	4.1%
Consumer Staples	4.0%
Materials	3.2%
Cash & Other	6.5%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 1	TSR-SAR-007989809

Chase Growth Fund
Institutional Class | CHAIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.99%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$77,715,293
Number of Holdings	39
Portfolio Turnover	64%
Visit https://chasegrowthfund.com/#literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Meta Platforms, Inc.	4.4%
NVIDIA Corp.	4.2%
Berkshire Hathaway, Inc.	3.9%
Bank of New York Mellon Corp.	3.8%
Invesco STIT Treasury Portfolio	3.6%
Gen Digital, Inc.	3.5%
eBay, Inc.	3.3%
McKesson Corp.	3.3%
Carpenter Technology Corp.	3.2%
Labcorp Holdings, Inc.	3.2%

Top Sectors	(%)
Financials	25.1%
Information Technology	22.0%
Health Care	12.7%
Communication Services	7.9%
Consumer Discretionary	7.9%
Industrials	6.6%
Energy	4.1%
Consumer Staples	4.0%
Materials	3.2%
Cash & Other	6.5%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 1	TSR-SAR-007989395

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Chase Growth Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Chase Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Asset Management - 2.0%
Equitable Holdings, Inc.	30,639	$1,595,986
Beverages - 2.3%
Coca-Cola Europacific Partners PLC	20,416	1,776,805
Biotechnology - 1.5%
Vertex Pharmaceuticals, Inc.(a)	2,398	1,162,598
Brokerage - 3.5%
Houlihan Lokey, Inc.	7,634	1,232,891
Stifel Financial Corp.	16,019	1,509,951
		2,742,842
Computer - Networking - 2.7%
F5, Inc.(a)	7,888	2,100,338
Computer Hardware - 1.6%
Apple, Inc.	5,628	1,250,148
Computer Software - 5.6%
Gen Digital, Inc.	101,637	2,697,446
SAP SE - ADR	6,202	1,664,865
		4,362,311
Contract Manufacturing - 2.5%
Celestica, Inc.(a)	24,340	1,918,235
Electrical Components - 3.0%
Corning, Inc.	51,280	2,347,599
Electrical Equipment - 1.9%
Vertiv Holdings Co. - Class A	19,988	1,443,134
Energy/Integrated - 2.2%
Antero Midstream Corp.	97,288	1,751,184
Energy/Oil Service - 1.9%
Baker Hughes Co.	34,331	1,508,848
Engineering/Construction - 1.7%
MasTec, Inc.(a)	11,623	1,356,520
Finance/Banks - 6.9%
Bank of New York Mellon Corp.	35,343	2,964,217
Goldman Sachs Group, Inc.	4,381	2,393,297
		5,357,514
Finance/Information Services - 2.3%
Fiserv, Inc.(a)	8,077	1,783,644

The accompanying notes are an integral part of these financial statements.

1

Chase Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - Diversified - 6.0%
Berkshire Hathaway, Inc. - Class B(a)	5,758	$3,066,595
Capital One Financial Corp.	8,939	1,602,763
		4,669,358
Food - 1.7%
US Foods Holding Corp.(a)	20,006	1,309,593
Health Care Distribution - 3.3%
McKesson Corp.	3,760	2,530,442
Health Care Products - 2.9%
Johnson & Johnson	13,548	2,246,800
Health Care Services - 5.0%
DaVita, Inc.(a)	9,116	1,394,474
Labcorp Holdings, Inc.	10,644	2,477,285
		3,871,759
Insurance - Brokers - 2.8%
Willis Towers Watson PLC	6,336	2,141,251
Insurance - Property/Casualty/Title - 1.6%
Fidelity National Financial, Inc.	18,830	1,225,456
Internet Retail - 7.9%
Amazon.com, Inc.(a)	12,090	2,300,243
Booking Holdings, Inc.	273	1,257,687
eBay, Inc.	37,784	2,559,110
		6,117,040
Internet Software & Services - 7.9%
Alphabet, Inc. - Class A	9,919	1,533,874
Meta Platforms, Inc. - Class A	6,000	3,458,160
Pinterest, Inc. - Class A(a)	36,925	1,144,675
		6,136,709
Semiconductors - 6.6%
Broadcom, Inc.	10,903	1,825,489
NVIDIA Corp.	30,336	3,287,816
		5,113,305
Steel - 6.2%
Carpenter Technology Corp.	13,725	2,486,695
Howmet Aerospace, Inc.	18,005	2,335,789
		4,822,484
Utilities Electric/Gas - 3.0%
National Fuel Gas Co.	29,791	2,359,149
TOTAL COMMON STOCKS (Cost $59,984,862)		75,001,052

The accompanying notes are an integral part of these financial statements.

2

Chase Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
Invesco STIT Treasury Portfolio - Class Institutional, 4.25%(b)	2,762,253	$2,762,253
TOTAL SHORT-TERM INVESTMENTS (Cost $2,762,253)		2,762,253
TOTAL INVESTMENTS - 100.1% (Cost $62,747,115)		77,763,305
Liabilities in Excess of Other Assets - (0.1)%		(48,012)
TOTAL NET ASSETS - 100.0%		$77,715,293

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Chase Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2025 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $62,747,115)	$77,763,305
Receivables
Fund shares issued	10,788
Dividends and interest	30,033
Dividend tax reclaim	5,086
Prepaid expenses	23,028
Total assets	77,832,240
LIABILITIES
Payables
Due to Adviser	41,006
Fund shares redeemed	39,869
Audit fees	10,618
Shareholder servicing fees	3,578
Administration and fund accounting fees	7,800
Transfer agent fees and expenses	6,410
Custody fees	2,250
Legal fees	313
Chief Compliance Officer fee	1,230
Printing and mailing expense	3,873
Total liabilities	116,947
NET ASSETS	$77,715,293
CALCULATION OF NET ASSET VALUE PER SHARE
Class N Shares
Net assets applicable to shares outstanding	$36,345,566
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,802,270
Net asset value, offering and redemption price per share	$12.97
Institutional Class Shares
Net assets applicable to shares outstanding	$41,369,727
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,894,105
Net asset value, offering and redemption price per share	$14.29
COMPONENTS OF NET ASSETS
Paid-in capital	$55,043,652
Total distributable earnings	22,671,641
Net assets	$77,715,293

The accompanying notes are an integral part of these financial statements.

4

Chase Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$380,993
Interest	74,453
Total income	455,446
EXPENSES
Advisory fees (Note 4)	337,750
Administration and fund accounting fees (Note 4)	52,784
Transfer agent fees and expenses (Note 4)	35,752
Shareholder servicing fees - Class N Shares (Note 5)	23,706
Registration fees	17,441
Trustees fees and expenses	11,319
Audit fees	11,218
Custody fees (Note 4)	8,563
Chief Compliance Officer fee (Note 4)	7,480
Legal fees	6,992
Printing and mailing expense	6,234
Insurance expense	1,884
Miscellaneous	5,185
Total expenses	526,308
Less: fees waived by Adviser (Note 4)	(56,772)
Net expenses	469,536
Net investment loss	(14,090)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain from:
Investments	8,320,876
Net change in unrealized appreciation/(depreciation) on:
Investments	(12,219,148)
Net realized and unrealized loss on investments	(3,898,272)
Net Decrease in Net Assets Resulting from Operations	$(3,912,362)

The accompanying notes are an integral part of these financial statements.

5

Chase Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(14,090)	$(228,728)
Net realized gain/(loss) from:
Investments	8,320,876	15,491,836
Foreign currency	—	(70)
Net change in unrealized appreciation/(depreciation) on:
Investments	(12,219,148)	14,777,443
Foreign currency	—	20
Net increase/(decrease) in net assets resulting from operations	(3,912,362)	30,040,501
DISTRIBUTIONS TO SHAREHOLDERS
Class N Shares	(7,459,597)	(1,867,577)
Institutional Class Shares	(7,313,464)	(1,800,078)
Total distributions to shareholders	(14,773,061)	(3,667,655)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	9,167,094	(1,644,642)
Total increase/(decrease) in net assets	(9,518,329)	24,728,204
NET ASSETS
Beginning of period	87,233,622	62,505,418
End of period	$77,715,293	$87,233,622

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

6

Chase Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Class N Shares

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	206,648	$3,262,009	314,823	$4,718,386
Shares issued on reinvestments of distributions	464,317	6,816,172	141,969	1,707,881
Shares redeemed*	(460,516)	(6,777,200)	(566,673)	(8,025,939)
Net increase/(decrease)	210,449	$3,300,981	(109,881)	$(1,599,672)
* Net of redemption fees of(1)		$—		$17

Institutional Class Shares

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	190,913	$3,157,381	187,981	$2,899,519
Shares issued on reinvestments of distributions	425,321	6,877,433	128,034	1,669,565
Shares redeemed*	(271,999)	(4,168,701)	(303,907)	(4,614,054)
Net increase/(decrease)	344,235	$5,866,113	12,108	$(44,970)
* Net of redemption fees of(1)		$—		$18

(1)	For the period October 1, 2023 through January 27, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

7

Chase Growth Fund
FINANCIAL HIGHLIGHTS
Class N Shares
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.28	$11.49	$10.45	$15.33	$13.21	$13.01
Income from investment operations:
Net investment income/(loss)(2)	(0.01)	(0.05)	(0.03)	0.01	(0.03)	(0.05)
Net realized and unrealized gain/ (loss) on investments and foreign currency	(0.41)	5.56	1.64	(2.12)	3.21	1.66
Total from investment operations	(0.42)	5.51	1.61	(2.11)	3.18	1.61
Less distributions:
From net realized gain on investments	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Total distributions	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Paid-in capital from redemption fees(1)	—	0.00(2)(3)	0.00(2)(3)	0.00(2)(3)	0.00(2)(3)	0.00(2)(3)
Net asset value, end of period	$12.97	$16.28	$11.49	$10.45	$15.33	$13.21
Total return	−4.67%(4)	50.12%	15.77%	−18.05%	25.25%	13.45%
Ratios/supplemental data:
Net assets, end of period (thousands)	$ 36,345	$ 42,198	$ 31,044	$30,523	$ 41,715	$ 37,914
Ratio of expenses to average net assets:
Before fee waiver	1.23%(5)	1.28%	1.35%	1.27%	1.26%	1.29%
After fee waiver	1.10%(5)	1.10%	1.10%	1.09%	1.14%	1.25%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver	(0.22)%(5)	(0.53)%	(0.50)%	(0.07)%	(0.32)%	(0.47)%
After fee waiver	(0.09)%(5)	(0.35)%	(0.25)%	0.11%	(0.20)%	(0.43)%
Portfolio turnover rate	63.72%(4)	94.92%	121.88%	122.57%	94.19%	145.44%

(1)	The Fund stopped collecting a redemption fee on January 28, 2024.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
The accompanying notes are an integral part of these financial statements.

8

Chase Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.66	$12.40	$11.22	$16.26	$13.94	$13.64
Income from investment operations:
Net investment income/(loss)(2)	0.00(2)	(0.04)	(0.02)	0.03	(0.01)	(0.04)
Net realized and unrealized gain/ (loss) on investments and foreign currency	(0.48)	6.02	1.77	(2.30)	3.39	1.75
Total from investment operations	(0.48)	5.98	1.75	(2.27)	3.38	1.71
Less distributions:
From net realized gain on investments	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Total distributions	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Paid-in capital from redemption fees(1)	—	0.00(2)(3)	0.00(2)(3)	0.00(2)(3)	0.00(2)(3)	0.00(2)(3)
Net asset value, end of period	$14.29	$17.66	$12.40	$11.22	$16.26	$13.94
Total return	−4.64%(4)	50.23%	15.94%	−17.99%	25.36%	13.57%
Ratios/supplemental data:
Net assets, end of period (thousands)	$ 41,370	$ 45,036	$ 31,461	$28,260	$ 38,167	$ 31,991
Ratio of expenses to average net assets:
Before fee waiver	1.12%(5)	1.17%	1.24%	1.17%	1.16%	1.18%
After fee waiver	0.99%(5)	0.99%	0.99%	0.99%	1.04%	1.14%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver	(0.11)%(5)	(0.42)%	(0.40)%	0.03%	(0.21)%	(0.34)%
After fee waiver	0.02%(5)	(0.24)%	(0.15)%	0.21%	(0.09)%	(0.30)%
Portfolio turnover rate	63.72%(4)	94.92%	121.88%	122.57%	94.19%	145.44%

(1)	The Fund stopped collecting a redemption fee on January 28, 2024.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
The accompanying notes are an integral part of these financial statements.

9

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Chase Growth Fund (the “Fund”) is a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Fund is a diversified fund. The investment objective of the Growth Fund is growth of capital. The Fund offers Class N shares which commenced operations on December 2, 1997 and Institutional Class shares which commenced operations on January 29, 2007. Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class. Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.
All classes of the Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents. Institutional Class shares of the Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in the Fund exceeds $500,000.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

10

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Fund no longer charged a 2% redemption fee to shareholders who redeemed shares held for 60 days or less. Such fees had been retained by the Fund and accounted for as an addition to paid-in capital..

G.
REITs: The Fund can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – The Fund’s investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities

11

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Chase Investment Counsel Corporation (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,001,052	$—	$—	$75,001,052
Money Market Funds	2,762,253	—	—	2,762,253
Total Investments	$77,763,305	$—	$—	$77,763,305

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15,

12

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Fund with investment management services under the Fund’s investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended March 31, 2025, the advisory fees incurred by the Fund are disclosed in the statement of operations.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses, shareholder servicing fees or any other class-specific expenses) do not exceed 0.99% of the Fund’s average daily net assets through at least January 28, 2026. Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2025, the Adviser reduced its fees in the amount of $56,772. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates.

Expiration	Amount
9/30/25	$74,280
9/30/26	155,587
9/30/27	135,238
3/31/28	56,772
$421,877

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Fund’s custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2025, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

13

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund’s Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Class N shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended March 31, 2025, the shareholder servicing fees incurred under the Agreement by the Fund’s Class N shares are disclosed in the statement of operations.
NOTE 6 – SECURITIES TRANSACTIONS
For the six months ended March 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $54,416,172 and $60,387,784, respectively. There were no purchases or sales of U.S. government securities.
NOTE 7 – LINE OF CREDIT
The Fund has an unsecured line of credit in the amount of $8,000,000, or 33 1/3% of unencumbered assets. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended March 31, 2025, the Fund did not draw on its line of credit. At March 31, 2025, the Fund had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the six months ended March 31, 2025 and the year ended September 30, 2024 was as follows:

Growth Fund	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary income	$—	$137,178
Long-term capital gains	14,773,061	3,530,477

As of September 30, 2024, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments(a)	$60,126,657
Gross unrealized appreciation	27,338,796
Gross unrealized depreciation	(103,458)
Net unrealized appreciation(a)	27,235,338
Net unrealized depreciation on currency	—
Undistributed ordinary income	1,156,874
Undistributed long-term capital gains	12,964,852
Total distributable earnings	14,121,726
Total accumulated earnings/(losses)	$41,357,064

(a)	The book-basis and tax-basis net unrealized appreciation is the same.

14

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Medium-Cap Companies Risk – Investing in securities of medium-capitalization companies may involve greater volatility than investing in larger companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small-Cap Companies Risk – Investments in smaller or unseasoned companies involve much greater risk than investments in larger, more established companies due to smaller companies being more likely to experience unexpected fluctuations in prices. This is due to the higher degree of uncertainty in a small-cap company’s growth prospects, the lower degree of liquidity in the market for small-cap stocks, and the greater sensitivity of small-cap companies to changing economic conditions.

•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

15

Chase Growth Fund
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of the Fund as of March 31, 2025:

Shareholder	Percent of Shares Held
Charles Schwab & Co.	35.90%

NOTE 11 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

16

Chase Growth Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Chase Investment Counsel Corporation (the “Adviser”) on behalf of the Chase Growth Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management processes. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund outperformed the average of its Morningstar peer group for the one- and three-year periods and underperformed for the five- and ten-year periods, all periods ended June 30, 2024. The Board further noted that the Fund outperformed the average of its Cohort for the one-, three-, and five-year periods and underperformed for the ten-year period, all periods ended June 30, 2024. The Board reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark over the one- and three-year periods and underperformed over the five- and ten-year periods, and had outperformed its secondary benchmark for the one-, three-, and five-year periods and underperformed over the ten-year period, all periods ended June 30, 2024.

17

Chase Growth Fund
Approval of Investment Advisory Agreement (Unaudited)(Continued)
The Board considered any differences in the Fund’s performance as compared to the Adviser’s composite, noting that the Adviser represented that such differences are generally related to differences in asset allocation and fees.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Adviser’s similarly managed separate accounts for other types of clients. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser has implemented a fund level expense cap at 0.99%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee was at the median and below the average of its Cohort. The Board also noted that the Fund’s net expense ratio was above the median and below the average of its Cohort.
The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board noted that the advisory fees charged to the Adviser’s similarly managed separate accounts were higher than or lower than the advisory fee charged to the Fund depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse the Fund’s expenses so that the Fund does not exceed its specified Expense Cap. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels but indicated they would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increased.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund, including “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. The Board also considered that the Fund does not charge a Rule 12b-1 fee. After such review, the Board determined that the profitability level to the Adviser with respect to the Advisory Agreement was reasonable. The Board also considered the financial condition of the Adviser and the resources available to it and determined the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

18

Chase GROWTH FUND
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/5/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/6/2025

* Print the name and title of each signing officer under his or her signature.